Business combination - Summary of gain from bargain purchase recognized as a result of business combination (Parenthetical) (Details)	Dec. 31, 2022
Shinhan Life Insurance Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	5.46%